Cover	Jan. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A supplements Item 9.01 of the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 13, 2022 related to the completion of the Sale (the "Original Form 8-K"). The purpose of this amendment is to provide certain pro forma financial information in connection with the Sale, and provide additional information with respect to the Company's board of directors (the "Board").
Document Period End Date	Jan. 12, 2022
Entity File Number	001-38356
Entity Registrant Name	VYNE Therapeutics Inc.
Entity Central Index Key	0001566044
Entity Tax Identification Number	45-3757789
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 U.S. Highway 22
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	800
Local Phone Number	775-7936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VYNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true